Consolidated Statement of Profit or Loss (Parentheticals) - S/ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted earnings per share attributable to equity holders of common shares and investment in shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Nuevos Soles per share)	S/ 0.41	S/ 0.36	S/ 0.14